COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 53,750	$ 71,032
2021	74,151	73,954
2022	77,172	76,970
2023	80,289	80,083
2024	55,272	55,132
Operating Leases, Future Minimum Payments Due	$ 340,634	$ 357,171